Fair Value Measurements - Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of fair value measurement of liabilities [line items]
Settlement payables	$ 45	$ 39	$ 43
Recurring Fair Value Measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative instruments and embedded derivatives	45	43
Settlement payables	45	39
Financial liabilities	90	82
Level 2 [member] | Recurring Fair Value Measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative instruments and embedded derivatives	45	43
Settlement payables	45	39
Financial liabilities	$ 90	$ 82